Property, Plant and Equipment (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)		Dec. 31, 2016 USD ($)		Dec. 31, 2015 USD ($)
Depreciation, Depletion and Amortization
Property, Plant and Equipment, Generation	$ 20,760.5		$ 19,848.9
Property, Plant and Equipment, Transmission	18,972.5		16,658.7
Property, Plant and Equipment, Distribution	19,868.5		18,900.8
Property, Plant and Equipment, Other	3,706.3		3,444.3
Property, Plant and Equipment, Construction Work in Progress	4,120.7		3,183.9
Accumulated Depreciation	17,167.0		16,397.3
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	50,261.5		45,639.3	[1]
Asset Retirement Obligations (ARO)
Beginning Balance	1,934.9	[2],[3],[4],[5]	1,916.3	[2],[3],[4],[5]
Accretion Expense	90.9	[2],[3],[4],[5]	91.3	[2],[3],[4],[5]
Liabilities Incurred	2.4	[2],[3],[4],[5]	0.8	[2],[3],[4],[5]
Liabilities Settled	(104.5)	[2],[3],[4],[5]	(139.9)	[2],[3],[4],[5],[6]
Revisions in Cash Flow Estimates	82.0	[2],[3],[4],[5]	66.4	[2],[3],[4],[5]
Ending Balance	2,005.7	[2],[3],[4],[5]	1,934.9	[2],[3],[4],[5]	$ 1,916.3	[2],[3],[4],[5]
Allowance for Funds Used During Construction (AFUDC) and Interest Capitalization
Allowance for Equity Funds Used During Construction	93.7		113.2		131.9
Allowance for Borrowed Funds Used During Construction	48.6		51.7		61.3
Jointly-owned Electric Facilities
Utility Plant in Service	3,399.3		3,458.2
Construction Work in Progress	31.6		18.8
Accumulated Depreciation	1,169.5		1,110.1
Asset Impairments and Other Related Charges	87.1		2,267.8		0.0
Property, Plant and Equipment (Textuals) [Abstract]
Asset Retirement Obligations (ARO) Liability for Nuclear Decommissioning of the Cook Plant	1,300.0		1,240.0
Fair Value of Legally Restricted Assets	2,220.0		1,950.0
AEP Texas Inc. [Member]
Depreciation, Depletion and Amortization
Property, Plant and Equipment, Generation	350.7		349.6
Property, Plant and Equipment, Transmission	3,053.6		2,623.6
Property, Plant and Equipment, Distribution	3,718.6		3,527.2
Property, Plant and Equipment, Other	461.0		436.4
Property, Plant and Equipment, Construction Work in Progress	835.7		385.9
Accumulated Depreciation	1,594.5		1,542.0
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	6,825.1		5,780.7
Asset Retirement Obligations (ARO)
Beginning Balance	25.5	[3],[4]	24.0	[3],[4]
Accretion Expense	1.2	[3],[4]	1.1	[3],[4]
Liabilities Incurred	0.0	[3],[4]	0.0	[3],[4]
Liabilities Settled	(0.1)	[3],[4]	(0.1)	[3],[4]
Revisions in Cash Flow Estimates	0.1	[3],[4]	0.5	[3],[4]
Ending Balance	26.7	[3],[4]	25.5	[3],[4]	24.0	[3],[4]
Allowance for Funds Used During Construction (AFUDC) and Interest Capitalization
Allowance for Equity Funds Used During Construction	6.8		9.2		6.7
Allowance for Borrowed Funds Used During Construction	$ 6.8		5.9		4.5
Jointly-owned Electric Facilities
Percent of Ownership	54.69%
Asset Impairments and Other Related Charges			72.7		0.0
AEP Transmission Co [Member]
Depreciation, Depletion and Amortization
Property, Plant and Equipment, Transmission	$ 5,336.1		3,973.5
Property, Plant and Equipment, Other	131.4		99.4
Property, Plant and Equipment, Construction Work in Progress	1,312.7		981.3
Accumulated Depreciation	170.4		99.6
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	6,609.8		4,954.6
Allowance for Funds Used During Construction (AFUDC) and Interest Capitalization
Allowance for Equity Funds Used During Construction	52.3		52.3		53.0
Allowance for Borrowed Funds Used During Construction	20.2		15.6		17.7
Appalachian Power Co [Member]
Depreciation, Depletion and Amortization
Property, Plant and Equipment, Generation	6,446.9		6,332.8
Property, Plant and Equipment, Transmission	3,019.9		2,796.9
Property, Plant and Equipment, Distribution	3,763.8		3,569.1
Property, Plant and Equipment, Other	427.9		373.5
Property, Plant and Equipment, Construction Work in Progress	483.0		390.3
Accumulated Depreciation	3,896.4		3,636.8
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	10,245.1		9,825.8
Asset Retirement Obligations (ARO)
Beginning Balance	127.1	[3],[4]	140.2	[3],[4]
Accretion Expense	7.0	[3],[4]	7.6	[3],[4]
Liabilities Incurred	0.0	[3],[4]	0.0	[3],[4]
Liabilities Settled	(21.7)	[3],[4]	(35.3)	[3],[4]
Revisions in Cash Flow Estimates	12.6	[3],[4]	14.6	[3],[4]
Ending Balance	125.0	[3],[4]	127.1	[3],[4]	140.2	[3],[4]
Allowance for Funds Used During Construction (AFUDC) and Interest Capitalization
Allowance for Equity Funds Used During Construction	9.2		11.7		13.8
Allowance for Borrowed Funds Used During Construction	5.3		6.3		6.9
Indiana Michigan Power Co [Member]
Depreciation, Depletion and Amortization
Property, Plant and Equipment, Generation	4,445.9		4,056.1
Property, Plant and Equipment, Transmission	1,504.0		1,472.8
Property, Plant and Equipment, Distribution	2,069.3		1,899.3
Property, Plant and Equipment, Other	595.2		550.2
Property, Plant and Equipment, Construction Work in Progress	460.2		654.2
Accumulated Depreciation	3,024.2		3,005.1
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	6,050.4		5,627.5
Asset Retirement Obligations (ARO)
Beginning Balance	1,258.1	[3],[4],[5]	1,253.8	[3],[4],[5]
Accretion Expense	55.9	[3],[4],[5]	55.6	[3],[4],[5]
Liabilities Incurred	0.0	[3],[4],[5]	0.0	[3],[4],[5]
Liabilities Settled	(0.1)	[3],[4],[5]	(62.6)	[3],[4],[5],[6]
Revisions in Cash Flow Estimates	7.9	[3],[4],[5]	11.3	[3],[4],[5]
Ending Balance	1,321.8	[3],[4],[5]	1,258.1	[3],[4],[5]	1,253.8	[3],[4],[5]
Allowance for Funds Used During Construction (AFUDC) and Interest Capitalization
Allowance for Equity Funds Used During Construction	11.1		15.3		11.6
Allowance for Borrowed Funds Used During Construction	6.7		7.2		5.0
Jointly-owned Electric Facilities
Asset Impairments and Other Related Charges	0.0		10.5		0.0
Property, Plant and Equipment (Textuals) [Abstract]
Asset Retirement Obligations (ARO) Liability for Nuclear Decommissioning of the Cook Plant	1,300.0	[5]	1,240.0	[5]
Fair Value of Legally Restricted Assets	2,220.0		1,950.0
Ohio Power Co [Member]
Depreciation, Depletion and Amortization
Property, Plant and Equipment, Transmission	2,419.2		2,319.2
Property, Plant and Equipment, Distribution	4,626.4		4,457.2
Property, Plant and Equipment, Other	495.9		443.7
Property, Plant and Equipment, Construction Work in Progress	410.1		221.5
Accumulated Depreciation	2,184.8		2,116.0
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	5,766.8		5,325.6
Asset Retirement Obligations (ARO)
Beginning Balance	1.7	[3]	1.4	[3]
Accretion Expense	0.1	[3]	0.1	[3]
Liabilities Incurred	0.0	[3]	0.2	[3]
Liabilities Settled	(0.1)	[3]	0.0	[3]
Revisions in Cash Flow Estimates	0.0	[3]	0.0	[3]
Ending Balance	1.7	[3]	1.7	[3]	1.4	[3]
Allowance for Funds Used During Construction (AFUDC) and Interest Capitalization
Allowance for Equity Funds Used During Construction	6.4		6.0		8.8
Allowance for Borrowed Funds Used During Construction	3.8		3.3		4.8
Public Service Co Of Oklahoma [Member]
Depreciation, Depletion and Amortization
Property, Plant and Equipment, Generation	1,577.2		1,559.3
Property, Plant and Equipment, Transmission	858.8		832.8
Property, Plant and Equipment, Distribution	2,445.1		2,322.4
Property, Plant and Equipment, Other	287.4		233.2
Property, Plant and Equipment, Construction Work in Progress	111.3		148.2
Accumulated Depreciation	1,393.6		1,272.7
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	3,886.2		3,823.2
Asset Retirement Obligations (ARO)
Beginning Balance	53.4	[3],[4]	47.8	[3],[4]
Accretion Expense	3.1	[3],[4]	3.0	[3],[4]
Liabilities Incurred	0.0	[3],[4]	0.1	[3],[4]
Liabilities Settled	(0.5)	[3],[4]	(1.0)	[3],[4]
Revisions in Cash Flow Estimates	(2.0)	[3],[4]	3.5	[3],[4]
Ending Balance	54.0	[3],[4]	53.4	[3],[4]	47.8	[3],[4]
Allowance for Funds Used During Construction (AFUDC) and Interest Capitalization
Allowance for Equity Funds Used During Construction	0.5		6.2		8.8
Allowance for Borrowed Funds Used During Construction	1.1		3.4		5.0
Southwestern Electric Power Co [Member]
Depreciation, Depletion and Amortization
Property, Plant and Equipment, Generation	4,624.9		4,607.6
Property, Plant and Equipment, Transmission	1,679.8		1,584.2
Property, Plant and Equipment, Distribution	2,095.8		2,020.6
Property, Plant and Equipment, Other	684.1		670.4
Property, Plant and Equipment, Construction Work in Progress	233.2		113.8
Accumulated Depreciation	2,685.8		2,567.1
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	6,632.0		6,429.5
Asset Retirement Obligations (ARO)
Beginning Balance	156.5	[2],[3],[4]	125.4	[2],[3],[4]
Accretion Expense	8.3	[2],[3],[4]	7.0	[2],[3],[4]
Liabilities Incurred	0.0	[2],[3],[4]	0.2	[2],[3],[4]
Liabilities Settled	(0.3)	[2],[3],[4]	(8.3)	[2],[3],[4]
Revisions in Cash Flow Estimates	4.7	[2],[3],[4]	32.2	[2],[3],[4]
Ending Balance	169.2	[2],[3],[4]	156.5	[2],[3],[4]	125.4	[2],[3],[4]
Allowance for Funds Used During Construction (AFUDC) and Interest Capitalization
Allowance for Equity Funds Used During Construction	2.4		11.0		26.4
Allowance for Borrowed Funds Used During Construction	2.1		6.9		14.8
Jointly-owned Electric Facilities
Utility Plant in Service	2,878.1		2,940.9
Construction Work in Progress	25.2		14.6
Accumulated Depreciation	868.7		819.0
Asset Impairments and Other Related Charges	$ 33.6		$ 0.0		$ 0.0
Conesville Generating Station (Unit No. 4) [Member]
Jointly-owned Electric Facilities
Percent of Ownership	83.50%
Acquired Ownership Interest	40.00%
Conesville Generating Station (Unit No. 4) [Member] | Coal [Member]
Jointly-owned Electric Facilities
Percent of Ownership	83.50%	[7],[8],[9]	43.50%	[7],[8],[9]
Utility Plant in Service	$ 2.1	[7],[8],[9]	$ 0.1	[7],[8],[9]
Construction Work in Progress	4.2	[7],[8],[9]	1.3	[7],[8],[9]
Accumulated Depreciation	$ 0.1	[7],[8],[9]	$ 0.0	[7],[8],[9]
J.M. Stuart Generating Station [Member] | Coal [Member]
Jointly-owned Electric Facilities
Percent of Ownership	26.00%	[7],[10]	26.00%	[7],[10]
Utility Plant in Service	$ 0.0	[7],[10]	$ 0.0	[7],[10]
Construction Work in Progress	0.0	[7],[10]	0.8	[7],[10]
Accumulated Depreciation	$ 0.0	[7],[10]	$ 0.0	[7],[10]
Wm. H. Zimmer Generating Station [Member]
Jointly-owned Electric Facilities
Percent of Ownership	25.40%
Wm. H. Zimmer Generating Station [Member] | Coal [Member]
Jointly-owned Electric Facilities
Percent of Ownership			25.40%	[7],[11],[12]
Utility Plant in Service			$ 0.0	[7],[11],[12]
Construction Work in Progress			0.3	[7],[11],[12]
Accumulated Depreciation			$ 0.0	[7],[11],[12]
Dolet Hills Generating Station (Unit No. 1) [Member] | Public Utilities, Inventory, Lignite [Member]
Jointly-owned Electric Facilities
Percent of Ownership	40.20%	[13]	40.20%	[13]
Utility Plant in Service	$ 343.1	[13]	$ 334.8	[13]
Construction Work in Progress	5.3	[13]	5.0	[13]
Accumulated Depreciation	$ 214.2	[13]	$ 207.5	[13]
Dolet Hills Generating Station (Unit No. 1) [Member] | Southwestern Electric Power Co [Member] | Public Utilities, Inventory, Lignite [Member]
Jointly-owned Electric Facilities
Percent of Ownership	40.20%	[13]	40.20%	[13]
Utility Plant in Service	$ 343.1	[13]	$ 334.8	[13]
Construction Work in Progress	5.3	[13]	5.0	[13]
Accumulated Depreciation	$ 214.2	[13]	$ 207.5	[13]
Flint Creek Generating Station (Unit No. 1) [Member] | Coal [Member]
Jointly-owned Electric Facilities
Percent of Ownership	50.00%	[14]	50.00%	[14]
Utility Plant in Service	$ 364.8	[14]	$ 362.4	[14]
Construction Work in Progress	8.9	[14]	3.7	[14]
Accumulated Depreciation	$ 81.6	[14]	$ 73.5	[14]
Flint Creek Generating Station (Unit No. 1) [Member] | Southwestern Electric Power Co [Member] | Coal [Member]
Jointly-owned Electric Facilities
Percent of Ownership	50.00%	[14]	50.00%	[14]
Utility Plant in Service	$ 364.8	[14]	$ 362.4	[14]
Construction Work in Progress	8.9	[14]	3.7	[14]
Accumulated Depreciation	$ 81.6	[14]	$ 73.5	[14]
Pirkey Generating Station (Unit No. 1) [Member] | Public Utilities, Inventory, Lignite [Member]
Jointly-owned Electric Facilities
Percent of Ownership	85.90%	[14]	85.90%	[14]
Utility Plant in Service	$ 589.8	[14]	$ 586.4	[14]
Construction Work in Progress	7.8	[14]	5.7	[14]
Accumulated Depreciation	$ 406.3	[14]	$ 399.5	[14]
Pirkey Generating Station (Unit No. 1) [Member] | Southwestern Electric Power Co [Member] | Public Utilities, Inventory, Lignite [Member]
Jointly-owned Electric Facilities
Percent of Ownership	85.90%	[14]	85.90%	[14]
Utility Plant in Service	$ 589.8	[14]	$ 586.4	[14]
Construction Work in Progress	7.8	[14]	5.7	[14]
Accumulated Depreciation	$ 406.3	[14]	$ 399.5	[14]
Oklaunion Generating Station (Unit No. 1) [Member] | Coal [Member]
Jointly-owned Electric Facilities
Percent of Ownership	70.30%	[15]	70.30%	[15]
Utility Plant in Service	$ 456.4	[15]	$ 454.8	[15]
Construction Work in Progress	1.9	[15]	1.3	[15]
Accumulated Depreciation	$ 254.6	[15]	$ 246.0	[15]
Oklaunion Generating Station (Unit No. 1) [Member] | AEP Texas Inc. [Member]
Jointly-owned Electric Facilities
Percent of Ownership	54.70%
Oklaunion Generating Station (Unit No. 1) [Member] | AEP Texas Inc. [Member] | Coal [Member]
Jointly-owned Electric Facilities
Percent of Ownership	54.70%	[15]	54.70%	[15]
Utility Plant in Service	$ 350.7	[15]	$ 349.6	[15]
Construction Work in Progress	1.3	[15]	0.9	[15]
Accumulated Depreciation	$ 194.1	[15]	$ 186.5	[15]
Oklaunion Generating Station (Unit No. 1) [Member] | Public Service Co Of Oklahoma [Member]
Jointly-owned Electric Facilities
Percent of Ownership	15.60%
Oklaunion Generating Station (Unit No. 1) [Member] | Public Service Co Of Oklahoma [Member] | Coal [Member]
Jointly-owned Electric Facilities
Percent of Ownership	15.60%	[15]	15.60%	[15]
Utility Plant in Service	$ 105.7	[15]	$ 105.2	[15]
Construction Work in Progress	0.6	[15]	0.5	[15]
Accumulated Depreciation	$ 60.5	[15]	$ 59.4	[15]
Turk Generating Plant [Member] | Coal [Member]
Jointly-owned Electric Facilities
Percent of Ownership	73.30%	[14],[16]	73.30%	[14]
Utility Plant in Service	$ 1,580.4	[14],[16]	$ 1,657.3	[14]
Construction Work in Progress	3.2	[14],[16]	0.2	[14]
Accumulated Depreciation	166.6	[14],[16]	$ 138.5	[14]
Turk Generating Plant [Member] | Southwestern Electric Power Co [Member]
Jointly-owned Electric Facilities
Asset Impairments and Other Related Charges	$ 15.0
Turk Generating Plant [Member] | Southwestern Electric Power Co [Member] | Coal [Member]
Jointly-owned Electric Facilities
Percent of Ownership	73.30%	[14],[16]	73.30%	[14]
Utility Plant in Service	$ 1,580.4	[14],[16]	$ 1,657.3	[14]
Construction Work in Progress	3.2	[14],[16]	0.2	[14]
Accumulated Depreciation	$ 166.6	[14],[16]	$ 138.5	[14]
Jointly Owned Electricity Transmission and Distribution System [Member]
Jointly-owned Electric Facilities
Percent of Ownership		[17]		[17]
Utility Plant in Service	$ 62.7		$ 62.4
Construction Work in Progress	0.3		0.5
Accumulated Depreciation	$ 46.1		$ 45.1
Rockport Generating Plant (Unit No. 1) [Member] | Indiana Michigan Power Co [Member]
Jointly-owned Electric Facilities
Percent of Ownership	50.00%
Rockport Generating Plant (Unit No. 1) [Member] | Indiana Michigan Power Co [Member] | Coal [Member]
Jointly-owned Electric Facilities
Percent of Ownership	50.00%	[18],[19],[20]	50.00%	[18],[19],[20]
Utility Plant in Service	$ 1,093.9	[18],[19],[20]	$ 936.1	[18],[19],[20]
Construction Work in Progress	28.2	[18],[19],[20]	125.8	[18],[19],[20]
Accumulated Depreciation	$ 562.6	[18],[19],[20]	535.1	[18],[19],[20]
Rockport Generating Plant (Unit No. 1) [Member] | AEP Generating Co [Member]
Jointly-owned Electric Facilities
Percent of Ownership	50.00%
Rockport Generating Plant (Unit No. 2) [Member] | AEP Generating Co [Member]
Jointly-owned Electric Facilities
Percent of Ownership	50.00%
Regulated Operation [Member]
Depreciation, Depletion and Amortization
Property, Plant and Equipment, Generation	$ 20,406.5	[21]	19,703.9	[21]
Property, Plant and Equipment, Transmission	18,942.3		16,658.6
Property, Plant and Equipment, Distribution	19,865.9		18,898.2
Property, Plant and Equipment, Other	3,224.8		2,902.0
Property, Plant and Equipment, Construction Work in Progress	3,972.6	[21]	3,072.2	[21]
Accumulated Depreciation	16,906.7		16,101.5
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	$ 49,505.4		$ 45,133.4
Regulated Operation [Member] | Maximum [Member]
Depreciation, Depletion and Amortization
Depreciable Life Ranges - Generation	132 years		132 years		132 years
Depreciable Life Ranges - Transmission	100 years		100 years		81 years
Depreciable Life Ranges - Distribution	156 years		156 years		75 years
Depreciable Life Ranges - Other	84 years		84 years		75 years
Regulated Operation [Member] | Minimum [Member]
Depreciation, Depletion and Amortization
Depreciable Life Ranges - Generation	20 years		35 years		35 years
Depreciable Life Ranges - Transmission	15 years		15 years		15 years
Depreciable Life Ranges - Distribution	5 years		7 years		7 years
Depreciable Life Ranges - Other	5 years		5 years		5 years
Regulated Operation [Member] | Generation [Member] | Maximum [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	3.70%		4.00%		3.10%
Regulated Operation [Member] | Generation [Member] | Minimum [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	2.30%		2.10%		0.40%
Regulated Operation [Member] | Transmission [Member] | Maximum [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	2.70%		2.70%		2.70%
Regulated Operation [Member] | Transmission [Member] | Minimum [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	1.60%		1.50%		1.40%
Regulated Operation [Member] | Distribution [Member] | Maximum [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	3.70%		3.70%		3.70%
Regulated Operation [Member] | Distribution [Member] | Minimum [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	2.70%		2.60%		2.50%
Regulated Operation [Member] | Other Property Class [Member] | Maximum [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	9.20%		8.60%		11.80%
Regulated Operation [Member] | Other Property Class [Member] | Minimum [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	2.30%		3.10%		2.90%
Regulated Operation [Member] | AEP Texas Inc. [Member]
Depreciation, Depletion and Amortization
Property, Plant and Equipment, Generation	$ 0.0		$ 0.0
Property, Plant and Equipment, Transmission	3,053.6		2,623.6
Property, Plant and Equipment, Distribution	3,718.6		3,527.2
Property, Plant and Equipment, Other	457.6		432.1
Property, Plant and Equipment, Construction Work in Progress	834.4		385.0
Accumulated Depreciation	1,399.4		1,354.4
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	$ 6,664.8		$ 5,613.5
Regulated Operation [Member] | AEP Texas Inc. [Member] | Maximum [Member]
Depreciation, Depletion and Amortization
Depreciable Life Ranges - Transmission	81 years		81 years		81 years
Depreciable Life Ranges - Distribution	70 years		70 years		70 years
Depreciable Life Ranges - Other	50 years		50 years		50 years
Regulated Operation [Member] | AEP Texas Inc. [Member] | Minimum [Member]
Depreciation, Depletion and Amortization
Depreciable Life Ranges - Transmission	45 years		45 years		45 years
Depreciable Life Ranges - Distribution	7 years		7 years		7 years
Depreciable Life Ranges - Other	5 years		5 years		5 years
Regulated Operation [Member] | AEP Texas Inc. [Member] | Transmission [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	1.70%		1.80%		1.80%
Regulated Operation [Member] | AEP Texas Inc. [Member] | Distribution [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	3.60%		3.30%		3.30%
Regulated Operation [Member] | AEP Texas Inc. [Member] | Other Property Class [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	8.70%		8.30%		9.70%
Regulated Operation [Member] | AEP Transmission Co [Member]
Depreciation, Depletion and Amortization
Property, Plant and Equipment, Generation	$ 0.0		$ 0.0
Property, Plant and Equipment, Transmission	5,336.1		3,973.5
Property, Plant and Equipment, Distribution	0.0		0.0
Property, Plant and Equipment, Other	130.0		98.3
Property, Plant and Equipment, Construction Work in Progress	1,312.7		981.3
Accumulated Depreciation	170.4		99.6
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	$ 6,608.4		$ 4,953.5
Regulated Operation [Member] | AEP Transmission Co [Member] | Maximum [Member]
Depreciation, Depletion and Amortization
Depreciable Life Ranges - Transmission	100 years		100 years		75 years
Regulated Operation [Member] | AEP Transmission Co [Member] | Minimum [Member]
Depreciation, Depletion and Amortization
Depreciable Life Ranges - Transmission	20 years		20 years		20 years
Regulated Operation [Member] | AEP Transmission Co [Member] | Transmission [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	1.70%		1.60%		1.40%
Regulated Operation [Member] | Appalachian Power Co [Member]
Depreciation, Depletion and Amortization
Property, Plant and Equipment, Generation	$ 6,446.9		$ 6,332.8
Property, Plant and Equipment, Transmission	3,019.9		2,796.9
Property, Plant and Equipment, Distribution	3,763.8		3,569.1
Property, Plant and Equipment, Other	399.5		345.1
Property, Plant and Equipment, Construction Work in Progress	483.0		390.3
Accumulated Depreciation	3,891.1		3,631.5
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	$ 10,222.0		$ 9,802.7
Regulated Operation [Member] | Appalachian Power Co [Member] | Maximum [Member]
Depreciation, Depletion and Amortization
Depreciable Life Ranges - Generation	112 years		121 years		121 years
Depreciable Life Ranges - Transmission	68 years		68 years		68 years
Depreciable Life Ranges - Distribution	57 years		57 years		57 years
Depreciable Life Ranges - Other	55 years		55 years		55 years
Regulated Operation [Member] | Appalachian Power Co [Member] | Minimum [Member]
Depreciation, Depletion and Amortization
Depreciable Life Ranges - Generation	35 years		35 years		35 years
Depreciable Life Ranges - Transmission	15 years		15 years		15 years
Depreciable Life Ranges - Distribution	10 years		10 years		10 years
Depreciable Life Ranges - Other	5 years		5 years		5 years
Regulated Operation [Member] | Appalachian Power Co [Member] | Generation [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	3.10%		3.10%		3.10%
Regulated Operation [Member] | Appalachian Power Co [Member] | Transmission [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	1.60%		1.50%		1.60%
Regulated Operation [Member] | Appalachian Power Co [Member] | Distribution [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	3.70%		3.70%		3.60%
Regulated Operation [Member] | Appalachian Power Co [Member] | Other Property Class [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	6.50%		6.00%		8.30%
Regulated Operation [Member] | Indiana Michigan Power Co [Member]
Depreciation, Depletion and Amortization
Property, Plant and Equipment, Generation	$ 4,445.9		$ 4,056.1
Property, Plant and Equipment, Transmission	1,504.0		1,472.8
Property, Plant and Equipment, Distribution	2,069.3		1,899.3
Property, Plant and Equipment, Other	552.3		507.7
Property, Plant and Equipment, Construction Work in Progress	460.2		654.2
Accumulated Depreciation	3,011.7		2,989.9
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	$ 6,020.0		$ 5,600.2
Regulated Operation [Member] | Indiana Michigan Power Co [Member] | Maximum [Member]
Depreciation, Depletion and Amortization
Depreciable Life Ranges - Generation	132 years		132 years		132 years
Depreciable Life Ranges - Transmission	75 years		75 years		75 years
Depreciable Life Ranges - Distribution	70 years		70 years		70 years
Depreciable Life Ranges - Other	45 years		45 years		45 years
Regulated Operation [Member] | Indiana Michigan Power Co [Member] | Minimum [Member]
Depreciation, Depletion and Amortization
Depreciable Life Ranges - Generation	20 years		59 years		59 years
Depreciable Life Ranges - Transmission	50 years		50 years		50 years
Depreciable Life Ranges - Distribution	10 years		10 years		10 years
Depreciable Life Ranges - Other	5 years		5 years		5 years
Regulated Operation [Member] | Indiana Michigan Power Co [Member] | Generation [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	2.40%		2.40%		2.50%
Regulated Operation [Member] | Indiana Michigan Power Co [Member] | Transmission [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	1.70%		1.70%		1.70%
Regulated Operation [Member] | Indiana Michigan Power Co [Member] | Distribution [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	2.70%		2.80%		2.80%
Regulated Operation [Member] | Indiana Michigan Power Co [Member] | Other Property Class [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	8.40%		8.60%		11.80%
Regulated Operation [Member] | Ohio Power Co [Member]
Depreciation, Depletion and Amortization
Property, Plant and Equipment, Generation	$ 0.0		$ 0.0
Property, Plant and Equipment, Transmission	2,419.2		2,319.2
Property, Plant and Equipment, Distribution	4,626.4		4,457.2
Property, Plant and Equipment, Other	485.5		433.4
Property, Plant and Equipment, Construction Work in Progress	410.1		221.5
Accumulated Depreciation	2,183.9		2,115.1
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	$ 5,757.3		$ 5,316.2
Regulated Operation [Member] | Ohio Power Co [Member] | Maximum [Member]
Depreciation, Depletion and Amortization
Depreciable Life Ranges - Transmission	60 years		60 years		60 years
Depreciable Life Ranges - Distribution	57 years		57 years		57 years
Depreciable Life Ranges - Other	50 years		50 years		50 years
Regulated Operation [Member] | Ohio Power Co [Member] | Minimum [Member]
Depreciation, Depletion and Amortization
Depreciable Life Ranges - Transmission	39 years		39 years		39 years
Depreciable Life Ranges - Distribution	5 years		7 years		7 years
Depreciable Life Ranges - Other	5 years		5 years		5 years
Regulated Operation [Member] | Ohio Power Co [Member] | Transmission [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	2.30%		2.30%		2.30%
Regulated Operation [Member] | Ohio Power Co [Member] | Distribution [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	2.80%		2.80%		2.80%
Regulated Operation [Member] | Ohio Power Co [Member] | Other Property Class [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	6.20%		5.90%		7.20%
Regulated Operation [Member] | Public Service Co Of Oklahoma [Member]
Depreciation, Depletion and Amortization
Property, Plant and Equipment, Generation	$ 1,577.2		$ 1,559.3
Property, Plant and Equipment, Transmission	858.8		832.8
Property, Plant and Equipment, Distribution	2,445.1		2,322.4
Property, Plant and Equipment, Other	282.0		227.3
Property, Plant and Equipment, Construction Work in Progress	111.3		148.2
Accumulated Depreciation	1,393.6		1,272.7
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	$ 3,880.8		$ 3,817.3
Regulated Operation [Member] | Public Service Co Of Oklahoma [Member] | Maximum [Member]
Depreciation, Depletion and Amortization
Depreciable Life Ranges - Generation	85 years		85 years		70 years
Depreciable Life Ranges - Transmission	100 years		100 years		75 years
Depreciable Life Ranges - Distribution	156 years		156 years		65 years
Depreciable Life Ranges - Other	84 years		84 years		40 years
Regulated Operation [Member] | Public Service Co Of Oklahoma [Member] | Minimum [Member]
Depreciation, Depletion and Amortization
Depreciable Life Ranges - Generation	35 years		35 years		35 years
Depreciable Life Ranges - Transmission	45 years		45 years		40 years
Depreciable Life Ranges - Distribution	27 years		27 years		7 years
Depreciable Life Ranges - Other	5 years		5 years		5 years
Regulated Operation [Member] | Public Service Co Of Oklahoma [Member] | Generation [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	2.40%		2.40%		1.70%
Regulated Operation [Member] | Public Service Co Of Oklahoma [Member] | Transmission [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	2.20%		2.20%		1.90%
Regulated Operation [Member] | Public Service Co Of Oklahoma [Member] | Distribution [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	2.70%		2.70%		2.50%
Regulated Operation [Member] | Public Service Co Of Oklahoma [Member] | Other Property Class [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	7.40%		6.40%		4.60%
Regulated Operation [Member] | Southwestern Electric Power Co [Member]
Depreciation, Depletion and Amortization
Property, Plant and Equipment, Generation	$ 4,624.9	[21]	$ 4,607.6	[21]
Property, Plant and Equipment, Transmission	1,679.8		1,584.2
Property, Plant and Equipment, Distribution	2,095.8		2,020.6
Property, Plant and Equipment, Other	416.8		399.3
Property, Plant and Equipment, Construction Work in Progress	220.7	[21]	113.7	[21]
Accumulated Depreciation	2,520.5		2,411.5
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	$ 6,517.5		$ 6,313.9
Regulated Operation [Member] | Southwestern Electric Power Co [Member] | Maximum [Member]
Depreciation, Depletion and Amortization
Depreciable Life Ranges - Generation	70 years		70 years		70 years
Depreciable Life Ranges - Transmission	73 years		70 years		70 years
Depreciable Life Ranges - Distribution	70 years		65 years		65 years
Depreciable Life Ranges - Other	55 years		51 years		51 years
Regulated Operation [Member] | Southwestern Electric Power Co [Member] | Minimum [Member]
Depreciation, Depletion and Amortization
Depreciable Life Ranges - Generation	40 years		40 years		40 years
Depreciable Life Ranges - Transmission	50 years		50 years		50 years
Depreciable Life Ranges - Distribution	25 years		25 years		25 years
Depreciable Life Ranges - Other	5 years		5 years		5 years
Regulated Operation [Member] | Southwestern Electric Power Co [Member] | Generation [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	2.30%		2.10%		2.20%
Regulated Operation [Member] | Southwestern Electric Power Co [Member] | Transmission [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	2.30%		2.20%		2.30%
Regulated Operation [Member] | Southwestern Electric Power Co [Member] | Distribution [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	2.70%		2.60%		2.60%
Regulated Operation [Member] | Southwestern Electric Power Co [Member] | Other Property Class [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	7.20%		6.80%		5.50%
Unregulated Operation [Member]
Depreciation, Depletion and Amortization
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	$ 756.1		$ 505.9
Unregulated Operation [Member] | Maximum [Member]
Depreciation, Depletion and Amortization
Depreciable Life Ranges - Generation	66 years		66 years		66 years
Depreciable Life Ranges - Transmission	40 years		55 years		55 years
Depreciable Life Ranges - Distribution	40 years		50 years		0 years
Depreciable Life Ranges - Other	50 years	[22]	50 years	[22]	50 years	[22]
Unregulated Operation [Member] | Minimum [Member]
Depreciation, Depletion and Amortization
Depreciable Life Ranges - Generation	15 years		40 years		35 years
Depreciable Life Ranges - Transmission			43 years		43 years
Depreciable Life Ranges - Distribution			40 years		0 years
Depreciable Life Ranges - Other	5 years	[22]	5 years	[22]	5 years	[22]
Unregulated Operation [Member] | Generation [Member] | Maximum [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	5.10%		17.20%		3.40%
Unregulated Operation [Member] | Generation [Member] | Minimum [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	2.40%		2.80%		2.50%
Unregulated Operation [Member] | Transmission [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	0.20%		2.30%		2.30%
Unregulated Operation [Member] | Distribution [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	2.30%		1.30%		0.00%
Unregulated Operation [Member] | Other Property Class [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	12.10%		9.10%		2.70%
Unregulated Operation [Member] | AEP Texas Inc. [Member]
Depreciation, Depletion and Amortization
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	$ 160.3		$ 167.2
Unregulated Operation [Member] | AEP Transmission Co [Member]
Depreciation, Depletion and Amortization
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	1.4		1.1
Unregulated Operation [Member] | Appalachian Power Co [Member]
Depreciation, Depletion and Amortization
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	23.1		23.1
Unregulated Operation [Member] | Indiana Michigan Power Co [Member]
Depreciation, Depletion and Amortization
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	30.4		27.3
Unregulated Operation [Member] | Ohio Power Co [Member]
Depreciation, Depletion and Amortization
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	9.5		9.4
Unregulated Operation [Member] | Public Service Co Of Oklahoma [Member]
Depreciation, Depletion and Amortization
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	5.4		5.9
Unregulated Operation [Member] | Southwestern Electric Power Co [Member]
Depreciation, Depletion and Amortization
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	$ 114.5		115.6
Unregulated Operation [Member] | Southwestern Electric Power Co [Member] | Maximum [Member]
Depreciation, Depletion and Amortization
Depreciable Life Ranges - Other	20 years
Unregulated Operation [Member] | Southwestern Electric Power Co [Member] | Minimum [Member]
Depreciation, Depletion and Amortization
Depreciable Life Ranges - Other	3 years
Tanners Creek Plant Units 1 Through 4 [Member]
Asset Retirement Obligations (ARO)
Liabilities Settled			61.0
Tanners Creek Plant Units 1 Through 4 [Member] | Indiana Michigan Power Co [Member]
Asset Retirement Obligations (ARO)
Liabilities Settled			61.0
Generation and Marketing [Member]
Depreciation, Depletion and Amortization
Accumulated Depreciation	$ 75.0		42.2
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	569.6		322.5
Jointly-owned Electric Facilities
Asset Impairments and Other Related Charges	$ 53.5		2,257.3
Property, Plant and Equipment (Textuals) [Abstract]
Property, Plant and Equipment -Assets Held for Sale			$ 1,756.2

[1]	Amount excludes $1.8 billion of Property, Plant and Equipment - Net classified as Assets Held for Sale on the balance sheet. See “Gavin, Waterford, Darby and Lawrenceburg Plants (Generation & Marketing Segment)” section of Note 7 for additional information.
[2]	Includes ARO related to Sabine and DHLC.
[3]	Includes ARO related to asbestos removal.
[4]	Includes ARO related to ash disposal facilities.
[5]	Includes ARO related to nuclear decommissioning costs for the Cook Plant of $1.30 billion and $1.24 billion as of December 31, 2017 and 2016, respectively.
[6]	Amount includes settlement of liabilities of $61 million associated with the sale of the Tanners Creek Plant site. See the “Tanners Creek” section of Note 7.
[7]	Conesville Generating Station, Unit 4 was impaired as of September 30, 2016. J.M. Stuart Generating Station and Wm. H. Zimmer Generating Station were impaired as of November 30, 2016. See the “Impairments” section of Note 7.
[8]	In accordance with the Asset Purchase Agreement between AGR and Dynegy Corporation dated February 2017, AGR acquired Dynegy Corporation’s 40% ownership interest in Conesville Generating Station, Unit 4. Subsequent to this transaction, AGR’s ownership percentage in Conesville Generating Station, Unit 4 is 83.5%.
[9]	Operated by AGR.
[10]	Operated by Dayton Power & Light Company, a non-affiliated company.
[11]	In accordance with the Asset Purchase Agreement between AGR and Dynegy Corporation dated February 2017, Dynegy Corporation acquired AGR’s 25.4% ownership interest in Wm. H. Zimmer Generating Station. Subsequent to this transaction, AGR has no ownership interest in Wm. H. Zimmer Generating Station. See the “Dispositions” section of Note 7.
[12]	Operated by Dynegy Corporation, a non-affiliated company.
[13]	Operated by CLECO, a non-affiliated company.
[14]	Operated by SWEPCo.
[15]	Operated by PSO, which owns 15.6%. Also jointly-owned (54.7%) by AEP Texas and various non-affiliated companies. See the “Impairments” section of Note 7.
[16]	In December 2017, SWEPCo recorded a $15 million pretax impairment related to the Louisiana jurisdictional share of Turk Plant. Amount reflects the impact of the impairment. See the “Impairments” section of Note 7.
[17]	Varying percentages of ownership.
[18]	AEGCo owns 50% of Unit 1 with I&M and 50% of capital additions for Unit 2.
[19]	Amounts include I&M’s 50% ownership of both Unit 1 and capital additions for Unit 2. Unit 2 is subject to an operating lease with a non-affiliated company. See the “Rockport Lease” section of Note 13.
[20]	Operated by I&M.
[21]	AEP and SWEPCo’s regulated generation and regulated CWIP include amounts related to SWEPCo’s Arkansas jurisdictional share of the Turk Plant.
[22]	SWEPCo’s nonregulated property, plant and equipment is depreciated using the straight-line method over a range of 3 to 20 years.